Related parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Other revenues	$ 447	$ 2,447	$ 1,117
Due to related parties	221	264
Due from related parties, current	86	613
Due from related parties, non-current	50,233	0
[AltairTravelAgencySaMember]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,640	2,957	1,799
Due to related parties	196	192
[EquityMethodInvesteeMember] | [ManagementAgreementsMember]
Related Party Transaction [Line Items]
Monthly Management Fee Operating Vessels	15
Monthly Management Fee Laid Up Vessels	20
Revenue Commission Percentage	1.00%
Monthly Administrative Fee	10
Related Party Transaction, Date of expiration	Mar. 01, 2013
Other revenues	447	2,447	1,117
Due from related parties, current	0	613
[EquityMethodInvesteeMember] | [LoansReceivableMember]
Related Party Transaction [Line Items]
Related Party Transaction, Date of expiration	Aug. 20, 2017
Loan receivable from Diana Containerships Inc.	50,000
Margin over Libor from agreement with Diana Containerships Inc.	5.00%
Back End Fee	1.25%
Due from related parties, current	86
Due from related parties, non-current	50,233
Interest income from loan with Diana Containerships Inc.	1,196
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Annual Brokerage Fee		2,384
Monthly Administrative Fee	208
Related Party Transaction, Amounts of Transaction	2,481	2,384	1,704
Due to related parties	$ 25	$ 0